Note 9 - Equity Method Investments - Companies Accounted for as Equity Method Investments (Details)	12 Months Ended
Dec. 31, 2018
Steadman Maritime Co. [Member]
Vessel name or hull name	Ensenada
Participation percentage	49.00%
Date of establishment	Jul. 01, 2013
Marchant Maritime Co. [Member]
Vessel name or hull name
Participation percentage	49.00%
Date of establishment	Jul. 08, 2013
Horton Maritime Co. [Member]
Vessel name or hull name
Participation percentage	49.00%
Date of establishment	Jun. 26, 2013
Smales Maritime Co. [Member]
Vessel name or hull name	Elafonisos
Participation percentage	49.00%
Date of establishment	Jun. 06, 2013
Geyer Maritime Co. [Member]
Vessel name or hull name	Arkadia
Participation percentage	49.00%
Date of establishment	May 18, 2015
Goodway Maritime Co. [Member]
Vessel name or hull name	Monemvasia
Participation percentage	49.00%
Date of establishment	Sep. 22, 2015
Kemp Maritime Co. [Member]
Vessel name or hull name	Cape Akritas
Participation percentage	49.00%
Date of establishment	Jun. 06, 2013
Hyde Maritime Co. [Member]
Vessel name or hull name	Cape Tainaro
Participation percentage	49.00%
Date of establishment	Jun. 06, 2013
Skerrett Maritime Co. [Member]
Vessel name or hull name	Cape Artemisio
Participation percentage	49.00%
Date of establishment	Dec. 23, 2013
Ainsley Maritime Co. [Member]
Vessel name or hull name	Cape Kortia
Participation percentage	25.00%
Date of establishment	Jun. 25, 2013
Ambrose Maritime Co. [Member]
Vessel name or hull name	Cape Sounio
Participation percentage	25.00%
Date of establishment	Jun. 25, 2013
Platt Maritime Co. [Member]
Vessel name or hull name	Polar Argentina
Participation percentage	49.00%
Date of establishment	May 18, 2015
Sykes Maritime Co. [Member]
Vessel name or hull name	Polar Brasil
Participation percentage	49.00%
Date of establishment	May 18, 2015